UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-02671

DWS Municipal Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  5/31

Date of reporting period: 02/28/11

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2011 (Unaudited)

DWS Managed Municipal Bond Fund
	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 94.6%
Alabama 1.0%
Alabama, State Public School & College Authority, Capital Improvement, 5.0%, 12/1/2023	35,000,000	36,931,650
Phoenix County, AL, Industrial Development Revenue, Industrial Development Board, AMT, 6.35%, 5/15/2035	4,000,000	3,840,760

		40,772,410
Arizona 1.4%
Arizona, Health Facilities Authority Revenue, Banner Health System, Series D, 5.375%, 1/1/2032	12,000,000	11,640,720
Arizona, Salt Verde Financial Corp., Gas Revenue:
5.0%, 12/1/2032	1,600,000	1,389,376
5.0%, 12/1/2037	8,405,000	7,085,331
Arizona, Water Infrastructure Finance Authority Revenue, Water Quality, Series A, 5.0%, 10/1/2030	6,250,000	6,483,625
Phoenix, AZ, Civic Improvement Corp., Airport Revenue:
Series A, 5.0%, 7/1/2040	10,775,000	9,719,481
Series A, 5.25%, 7/1/2033	20,885,000	20,613,077

		56,931,610
Arkansas 0.3%
North Little Rock, AR, Electric Revenue, Series A, 6.5%, 7/1/2015, INS: NATL	13,080,000	14,202,264
California 17.6%
Banning, CA, Water & Sewer Revenue, 1989 Water System Improvement Project, ETM, 8.0%, 1/1/2019, INS: AMBAC	650,000	765,362
Banning, CA, Water & Sewer Revenue, Water System Reference & Improvement Project, ETM, 8.0%, 1/1/2019, INS: AMBAC	355,000	436,938
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area:
Series F-1, 5.5%, 4/1/2043	13,000,000	13,086,450
Series F-1, 5.625%, 4/1/2044	11,500,000	11,663,415
California, Educational Facilities Authority Revenue, Loyola Marymount University, Series A, Zero Coupon, 10/1/2014, INS: NATL	1,000,000	893,180
California, Educational Facilities Authority Revenue, University of Southern California, Series A, 5.0%, 10/1/2038	6,925,000	6,817,663
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, Series A, 5.0%, 6/1/2045, INS: AGC	10,275,000	8,530,819
California, Health Facilities Financing Authority Revenue, Adventist Health System, Series A, 5.75%, 9/1/2039	5,000,000	4,732,600
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West:
Series A, 6.0%, 7/1/2034	10,000,000	10,136,500
Series A, 6.0%, 7/1/2039	7,500,000	7,543,275
California, Health Facilities Financing Authority Revenue, Scripps Health, Series C, 0.18% **, 10/1/2040, LOC: Barclays Bank PLC	1,000,000	1,000,000
California, Infrastructure & Economic Development Bank Revenue, California Independent Systems Operator Corp., Series A, 6.25%, 2/1/2039	7,800,000	8,070,270
California, Kern Water Bank Authority Revenue, Series A, 0.2% **, 7/1/2028, LOC: Wells Fargo Bank NA	3,381,000	3,381,000
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034	15,315,000	16,884,634
California, Special Assessment Revenue, Golden State Tobacco Securitization Corp., Series A-1, 5.0%, 6/1/2033	47,575,000	31,016,045
California, State Department of Water Resources Revenue, Prerefunded, 5.5%, 12/1/2015	25,000	25,984
California, State General Obligation:
5.0%, 9/1/2032	10,000,000	9,537,500
6.25%, 11/1/2034	20,655,000	21,893,061
California, State General Obligation, Various Purposes:
5.0%, 6/1/2023, INS: AGMC	25,000,000	25,815,250
5.0%, 3/1/2027	20,000,000	20,083,400
5.0%, 11/1/2027	15,000,000	15,079,200
5.0%, 6/1/2029, INS: AMBAC	5,000,000	4,943,600
5.0%, 12/1/2031, INS: NATL	1,045,000	1,007,641
5.125%, 11/1/2024	5,000,000	5,059,750
5.25%, 12/1/2021	10,215,000	10,823,405
6.0%, 4/1/2038	22,915,000	23,691,589
6.0%, 11/1/2039	50,000,000	51,719,500
6.5%, 4/1/2033	58,440,000	63,563,435
California, State Public Works Board, Lease Revenue, Capital Projects, Series I-1, 6.375%, 11/1/2034	10,000,000	10,270,100
California, State Public Works Board, Lease Revenue, Department of Corrections, Series C, 5.5%, 6/1/2021	2,500,000	2,566,925
California, State Public Works Board, Lease Revenue, Department of General Services, Buildings 8 & 9, Series A, 6.125%, 4/1/2029	2,000,000	2,048,500
California, State Public Works Board, Lease Revenue, Department of General Services, Capital East End, Series A, 5.25%, 12/1/2020, INS: AMBAC	11,540,000	11,601,854
California, State Public Works Board, Lease Revenue, Department of Mental Health:
Series A, 5.5%, 6/1/2021	5,275,000	5,359,928
Series A, 5.5%, 6/1/2022	1,400,000	1,413,566
California, State Revenue Lease, Public Works Board, Department of Corrections:
Series C, 5.0%, 6/1/2025	2,500,000	2,417,400
Series C, 5.5%, 6/1/2020	5,000,000	5,128,500
California, State University Revenue, Series A, 5.25%, 11/1/2038	10,000,000	9,416,100
California, Statewide Communities Development Authority Revenue, Retirement Housing Foundation, 0.25% **, 9/1/2030, LOC: KBC Bank NV	4,500,000	4,500,000
Castaic Lake, CA, Water Agency Revenue, Certificates of Participation, 1994 Refunding Project, Series A, 0.22% **, 8/1/2020, LOC: Wells Fargo Bank NA	2,385,000	2,385,000
Chino Basin, CA, Regional Financing Authority Revenue, Inland Empire Utilities Agency, Series B, 0.21% **, 6/1/2032, LOC: Lloyds TSB Bank PLC	1,600,000	1,600,000
East Bay, CA, Municipal Utility District, Wastewater Systems Revenue, Series A, 5.0%, 6/1/2037, INS: AMBAC	13,085,000	13,115,357
Foothill, CA, Eastern Corridor Agency, Toll Road Revenue:
Series A, ETM, Zero Coupon, 1/1/2015	10,000,000	9,338,300
Series A, ETM, Zero Coupon, 1/1/2017	5,000,000	4,364,650
Series A, ETM, Zero Coupon, 1/1/2018	21,890,000	18,183,585
Los Angeles, CA, Airport Revenue, Regional Airports Improvement Corporation Lease Revenue, Series C, AMT, 7.5%, 12/1/2024	2,500,000	2,509,100
Los Angeles, CA, Community College District, Election of 2008, Series C, 5.25%, 8/1/2039	12,000,000	11,868,360
Los Angeles, CA, Department of Airports Revenue, Series A, 5.25%, 5/15/2039	5,000,000	4,891,550
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series A, 5.0%, 5/15/2040	25,000,000	23,466,750
Murrieta Valley, CA, School District General Obligation, Unified School District, Series A, Zero Coupon, 9/1/2014, INS: FGIC, NATL	4,235,000	3,808,705
Oakland, CA, Special Assessment Revenue, Oakland Convention Centers, 5.5%, 10/1/2014, INS: AMBAC	2,000,000	2,091,200
Orange County, CA, Airport Revenue:
Series A, 5.25%, 7/1/2039	16,000,000	15,858,880
Series B, 5.25%, 7/1/2039	12,000,000	11,946,480
Roseville, CA, School District General Obligation, Junior High, Series B, Zero Coupon, 8/1/2015, INS: FGIC, NATL	1,000,000	870,270
Sacramento, CA, Municipal Utility District, Electric Revenue:
Series U, 5.0%, 8/15/2026, INS: AGMC	10,455,000	10,614,125
Series U, 5.0%, 8/15/2028, INS: AGMC	8,175,000	8,212,769
San Diego County, CA, Regional Airport Authority Revenue, Series A, 5.0%, 7/1/2034	7,000,000	6,392,400
San Diego, CA, Community College District General Obligation, Election of 2002, 5.25%, 8/1/2033	5,000,000	5,052,350
San Diego, CA, School District General Obligation, Series A, Zero Coupon, 7/1/2014, INS: FGIC, NATL	1,000,000	920,330
San Francisco, CA, City & County Airports Commission, International Airport Revenue:
Series 32-G, 5.0%, 5/1/2026, INS: FGIC, NATL	8,565,000	8,572,109
Series F, 5.0%, 5/1/2035	27,500,000	25,224,650
Series E, 6.0%, 5/1/2039	35,000,000	36,440,600
San Francisco, CA, City & County Certificates of Participation, Multiple Capital Improvement Projects, Series A, 5.25%, 4/1/2031	7,860,000	7,669,081
San Joaquin County, CA, County General Obligation Lease, Facilities Project, 5.5%, 11/15/2013, INS: NATL	3,895,000	4,010,954
San Joaquin Hills, CA, Transportation/Tolls Revenue, Transportation Corridor Agency, Toll Road Revenue:
Series A, Zero Coupon, 1/15/2012, INS: NATL	5,000,000	4,750,250
Series A, Zero Coupon, 1/15/2013, INS: NATL	35,295,000	31,349,019
Series A, Zero Coupon, 1/15/2014, INS: NATL	14,905,000	12,343,278
Stockton, CA, Public Financing Authority Water Revenue, Delta Water Supply Project, Series A, 0.25% **, 10/1/2040, LOC: Union Bank	1,300,000	1,300,000
Ukiah, CA, School District General Obligation Lease, Zero Coupon, 8/1/2015, INS: FGIC, NATL	2,000,000	1,710,940
Vallejo City, CA, Unified School District General Obligation, Series A, 5.9%, 2/1/2022, INS: NATL	3,905,000	3,991,886
Walnut, CA, Energy Center Authority Revenue, Series A, 5.0%, 1/1/2040	10,000,000	8,988,000

		736,765,267
Colorado 3.3%
Colorado, E-470 Public Highway Authority Revenue:
Series B, Zero Coupon, 9/1/2016, INS: NATL	5,000,000	3,769,050
Series A-1, 5.5%, 9/1/2024, INS: NATL	4,000,000	3,986,040
Colorado, Health Facilities Authority Revenue, Covenant Retirement Communities, Inc., 5.0%, 12/1/2035	15,000,000	12,044,250
Colorado, Health Facilities Authority Revenue, Portercare Adventist Health System, Prerefunded, 6.5%, 11/15/2031	3,000,000	3,158,100
Colorado, Public Energy Authority, Natural Gas Purchase Revenue, 6.5%, 11/15/2038, GTY: Merrill Lynch & Co., Inc.	30,000,000	31,099,500
Colorado, Transportation/Tolls Revenue:
Series B, Zero Coupon, 9/1/2014, INS: NATL	6,380,000	5,447,116
Series B, Zero Coupon, 9/1/2015, INS: NATL	17,120,000	13,730,583
Series B, Zero Coupon, 9/1/2017, INS: NATL	8,000,000	5,607,840
Series B, Zero Coupon, 9/1/2018, INS: NATL	20,560,000	13,321,646
Series B, Zero Coupon, 9/1/2019, INS: NATL	36,500,000	21,811,305
Series B, Zero Coupon, 9/1/2020, INS: NATL	7,000,000	3,849,090
Series A, 5.75%, 9/1/2014, INS: NATL	14,700,000	15,848,511
Douglas County, CO, School District General Obligation, 7.0%, 12/15/2013, INS: NATL	2,500,000	2,879,300

		136,552,331
Connecticut 0.4%
Connecticut, Harbor Point Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project, Series A, 7.875%, 4/1/2039	13,000,000	13,164,840
Greenwich, CT, Multi-Family Housing Revenue, 6.35%, 9/1/2027	2,640,000	2,681,263

		15,846,103
District of Columbia 0.3%
District of Columbia, Core City General Obligation, Series B3, 5.5%, 6/1/2012, INS: NATL	690,000	727,653
District of Columbia, National Public Radio Revenue, Series A, 5.0%, 4/1/2035	5,000,000	4,790,450
District of Columbia, Water & Sewer Revenue, Public Utility Revenue, 5.5%, 10/1/2023, INS: AGMC	5,000,000	5,815,300

		11,333,403
Florida 5.0%
Clearwater, FL, Water & Sewer Revenue, Series A, 5.25%, 12/1/2039	2,000,000	1,999,840
Florida, Village Center Community Development District, Utility Revenue, ETM, 6.0%, 11/1/2018, INS: FGIC	1,250,000	1,496,125
Fort Pierce, FL, Utilities Authority Revenue, Series B, Zero Coupon, 10/1/2018, INS: AMBAC	2,000,000	1,467,480
Hillsborough County, FL, Industrial Development Authority Revenue, University Community Hospital, ETM, 6.5%, 8/15/2019, INS: NATL	1,000,000	1,217,530
Jacksonville, FL, Health Facilities Authority, ETM, 11.5%, 10/1/2012	85,000	99,331
Marco Island, FL, Utility Systems Revenue:
Series A, 5.0%, 10/1/2034	1,000,000	939,340
Series A, 5.0%, 10/1/2040	1,000,000	930,050
Melbourne, FL, Water & Sewer Revenue, ETM, Zero Coupon, 10/1/2016, INS: FGIC	1,350,000	1,188,405
Miami-Dade County, FL, Aviation Revenue:
Series B, 5.0%, 10/1/2035, INS: AGMC	15,000,000	14,325,300
Series A, 5.5%, 10/1/2041	30,000,000	28,449,600
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series C, AMT, 5.25%, 10/1/2022, INS: AGMC	20,000,000	20,627,800
Series A-1, 5.375%, 10/1/2035	1,000,000	957,880
Series A-1, 5.375%, 10/1/2041	19,290,000	17,952,239
Miami-Dade County, FL, Double Barreled Aviation, 5.0%, 7/1/2041	6,700,000	6,254,517
Miami-Dade County, FL, Sales & Special Tax Revenue:
Series A, Zero Coupon, 10/1/2014, INS: NATL	2,195,000	1,868,867
Series A, Zero Coupon, 10/1/2022, INS: NATL	7,000,000	3,390,380
Miami-Dade County, FL, Water & Sewer Systems Revenue, 5.0%, 10/1/2034	17,800,000	17,154,572
North Brevard County, FL, Hospital District Revenue, Parrish Medical Center Project, 5.75%, 10/1/2043	10,000,000	9,560,900
Orange County, FL, Health Facilities Authority Revenue:
Series 2006-A, 6.25%, 10/1/2016, INS: NATL	1,100,000	1,217,469
Series 2006-A, ETM, 6.25%, 10/1/2016, INS: NATL	70,000	83,095
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare System:
Series B, 5.25%, 12/1/2029, INS: AGMC	6,500,000	6,472,570
Series A, 6.25%, 10/1/2018, INS: NATL	500,000	563,940
Series C, 6.25%, 10/1/2021, INS: NATL	6,000,000	6,715,440
Orange County, FL, Health Facilities Authority, Orlando Regional Facilities, Series A, ETM, 6.25%, 10/1/2016, INS: NATL	2,830,000	3,359,408
Orlando & Orange County, FL, Expressway Authority Revenue:
Series C, 5.0%, 7/1/2035	16,215,000	15,174,483
Series A, 5.0%, 7/1/2040	11,895,000	10,919,729
6.5%, 7/1/2012, INS: FGIC, NATL	1,000,000	1,066,920
Orlando, FL, Special Assessment Revenue, Conroy Road Interchange Project, Series A, 5.8%, 5/1/2026	500,000	457,935
Palm Beach County, FL, Airport Systems Revenue:
5.75%, 10/1/2013, INS: NATL	3,770,000	4,104,776
5.75%, 10/1/2014, INS: NATL	755,000	837,401
Palm Beach County, FL, Criminal Justice Facilities Revenue, 7.2%, 6/1/2015, INS: FGIC, NATL	110,000	132,235
Port St. Lucie, FL, Utility System Revenue:
5.0%, 9/1/2035, INS: AGC	2,600,000	2,461,264
5.25%, 9/1/2035, INS: AGC	3,000,000	2,941,230
Sunrise, FL, Water & Sewer Revenue, Utility Systems, ETM, 5.5%, 10/1/2018, INS: AMBAC	12,500,000	14,534,375
Tallahassee, FL, Energy System Revenue, 5.5%, 10/1/2016, INS: AMBAC	1,005,000	1,139,238
Tampa, FL, Sports Authority Revenue, Sales Tax-Tampa Bay Arena Project, 5.75%, 10/1/2020, INS: NATL	2,075,000	2,156,568
Tampa, FL, Utility Tax Revenue, Zero Coupon, 10/1/2014, INS: AMBAC	3,165,000	2,868,250
Westchase, FL, Community Development District, Special Assessment Revenue, 5.8%, 5/1/2012, INS: NATL	1,100,000	1,104,202

		208,190,684
Georgia 4.9%
Atlanta, GA, Airport Revenue, Series A, 5.0%, 1/1/2035	2,470,000	2,350,946
Atlanta, GA, Metropolitan Rapid Transit Authority, Sales Tax Revenue, 5.0%, 7/1/2039	5,000,000	4,988,400
Atlanta, GA, Water & Sewer Revenue, Series A, 5.5%, 11/1/2019, INS: FGIC, NATL	13,000,000	14,656,330
Atlanta, GA, Water & Wastewater Revenue, Series B, 5.375%, 11/1/2039, INS: AGMC	40,000,000	39,851,600

Burke County, GA, Development Authority Pollution Control Revenue, Oglethorpe Power Corp. Vogtle Project:
Series A, 5.3%, 1/1/2033, INS: AGMC	10,000,000	10,050,500
Series B, 5.5%, 1/1/2033	4,000,000	4,022,320
Cobb County, GA, Hospital & Healthcare Revenue, Series A, ETM, 5.625%, 4/1/2011, INS: NATL	625,000	628,069
Gainesville & Hall County, GA, Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia Healthcare:
Series A, 5.375%, 2/15/2040	8,225,000	7,661,012
Series A, 5.5%, 2/15/2045	20,000,000	18,583,800
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2019	17,440,000	18,013,427
Series B, 5.0%, 3/15/2019	5,000,000	4,918,050
Series A, 5.0%, 3/15/2020	2,700,000	2,740,365
Series B, 5.0%, 3/15/2020	5,000,000	4,854,700
Series A, 5.0%, 3/15/2022	17,340,000	17,383,350
Series A, 5.5%, 9/15/2023	5,000,000	4,947,650
Series A, 5.5%, 9/15/2024	4,635,000	4,562,323
Series A, 5.5%, 9/15/2027	5,000,000	4,719,800
Series A, 5.5%, 9/15/2028	5,000,000	4,696,250
Georgia, Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare Systems, 6.5%, 8/1/2038, INS: AGC	18,700,000	19,843,879
Georgia, Municipal Electric Authority Power Revenue:
Series 2005-Y, 6.4%, 1/1/2013, INS: AMBAC	2,215,000	2,345,397
Series Y, ETM, 6.4%, 1/1/2013, INS: AMBAC	140,000	149,930
Series V, 6.5%, 1/1/2012, INS: FGIC, NATL	1,085,000	1,126,686
Series X, 6.5%, 1/1/2012, INS: NATL	770,000	799,583
Series W, 6.6%, 1/1/2018, INS: NATL	11,095,000	12,747,268
Georgia, Water & Sewer Revenue, Municipal Electric Authority Power Revenue, Series W, ETM, 6.6%, 1/1/2018, INS: NATL	190,000	228,148
Macon-Bibb County, GA, Hospital & Healthcare Revenue, Series C, 5.25%, 8/1/2011, INS: FGIC, NATL	665,000	673,552

		207,543,335
Hawaii 0.5%
Hawaii, State Airports Systems Revenue, Series A, 5.0%, 7/1/2039	16,800,000	15,690,864
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Inc., 6.5%, 7/1/2039, GTY: Hawaiian Electric Co., Inc.	6,000,000	5,920,560

		21,611,424
Idaho 0.3%
Idaho, Health Facilities Authority Revenue, St. Luke's Regional Medical Center, 6.75%, 11/1/2037	10,060,000	10,772,751
Illinois 10.9%
Chicago, IL, Core City General Obligation:
Zero Coupon, 1/1/2017, INS: FGIC, NATL	20,000,000	15,536,600
Series A, 5.375%, 1/1/2013, INS: NATL	10,930,000	11,356,161
Chicago, IL, General Obligation:
Series A, 5.0%, 1/1/2025, INS: AMBAC	13,985,000	13,371,338
Series B, 5.125%, 1/1/2015, INS: AMBAC	1,960,000	2,072,524
Chicago, IL, O'Hare International Airport Revenue, Series A-2, AMT, 5.75%, 1/1/2019, INS: AGMC	12,975,000	13,573,147
Chicago, IL, Sales & Special Tax Revenue, 5.375%, 1/1/2014, INS: AMBAC	3,150,000	3,340,260
Chicago, IL, School District General Obligation Lease, Board of Education:
Series A, 6.0%, 1/1/2016, INS: NATL	11,025,000	12,322,863
Series A, 6.0%, 1/1/2020, INS: NATL	46,340,000	51,087,533
Series A, 6.25%, 1/1/2015, INS: NATL	28,725,000	30,958,081
Chicago, IL, School District General Obligation Lease, Public Housing Revenue, Series A, 5.25%, 12/1/2011, INS: NATL	4,990,000	5,111,207
Chicago, IL, School District Revenue Lease, Board of Education, ETM, 6.25%, 12/1/2011, INS: NATL	1,600,000	1,671,696
Chicago, IL, Water & Sewer Revenue:
Zero Coupon, 11/1/2012, INS: FGIC, NATL	6,350,000	6,125,845
Zero Coupon, 11/1/2018, INS: AMBAC	5,165,000	3,576,298
Chicago, IL, Water Revenue, 5.0%, 11/1/2023, INS: AGMC	10,000,000	10,249,700
Cook County, IL, County General Obligation, 6.5%, 11/15/2014, INS: FGIC, NATL	18,560,000	21,005,280
Illinois, Finance Authority Revenue, Advocate Health Care Network:
Series B, 5.375%, 4/1/2044	5,500,000	5,172,805
Series A, 5.5%, 4/1/2044	5,500,000	5,273,675
Series D, 6.5%, 11/1/2038	4,085,000	4,319,234
Illinois, Finance Authority Revenue, Elmhurst Memorial Healthcare, Series A, 5.625%, 1/1/2037	16,000,000	13,776,640
Illinois, Finance Authority Revenue, Memorial Health Systems:
5.5%, 4/1/2034	12,100,000	11,348,348
5.5%, 4/1/2039	4,800,000	4,426,944
Illinois, Finance Authority Revenue, Northwest Community Hospital, Series A, 5.5%, 7/1/2038	22,990,000	21,599,105
Illinois, Finance Authority Revenue, Park Place of Elmhurst, Series D-3, 6.25%, 8/15/2015	5,000,000	4,893,600
Illinois, Finance Authority Revenue, Roosevelt University Project, 6.5%, 4/1/2044	10,000,000	10,051,400
Illinois, Finance Authority, Pollution Control Revenue, Commonwealth Edison Co., Series F, 144A, 0.26% **, 3/1/2017, LOC: JPMorgan Chase Bank	2,500,000	2,500,000
Illinois, Higher Education Revenue, Zero Coupon, 4/1/2015, INS: NATL	3,300,000	2,864,169
Illinois, Hospital & Healthcare Revenue, Health Facilities Authority:
5.2%, 9/1/2012	1,000,000	1,002,130
6.25%, 8/15/2013, INS: NATL	1,855,000	1,966,690
Series A, 6.25%, 1/1/2015, INS: AMBAC	9,525,000	10,265,473
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, McCormick Capital Appreciation:
Zero Coupon, 6/15/2013, INS: NATL	4,045,000	3,822,323
ETM, Zero Coupon, 6/15/2013, INS: NATL	3,520,000	3,404,298
Illinois, Metropolitan Pier and Exposition Authority, Series A, Zero Coupon, 6/15/2011, INS: NATL	895,000	890,615
Illinois, Municipal Electric Agency Power Supply:
Series A, 5.25%, 2/1/2023, INS: FGIC, NATL	3,500,000	3,604,790
Series A, 5.25%, 2/1/2024, INS: FGIC, NATL	2,500,000	2,572,500
Illinois, Pollution Control Revenue, Development Finance Authority, 5.85%, 1/15/2014, INS: AMBAC	5,000,000	5,411,950
Illinois, Project Revenue, Zero Coupon, 1/1/2014, INS: AGMC	17,975,000	16,544,370
Illinois, Project Revenue, Metropolitan Pier and Exposition Authority, Zero Coupon, 6/15/2016, INS: FGIC, NATL	10,000,000	8,142,900
Illinois, Railsplitter Tobacco Settlement Authority Revenue, 6.0%, 6/1/2028	7,315,000	7,175,649
Illinois, Regional Transportation Authority:
Series B, 5.75%, 6/1/2033, INS: NATL	7,000,000	7,291,270
Series A, 6.7%, 11/1/2021, INS: FGIC, NATL	25,800,000	29,946,576
Illinois, Sales & Special Tax Revenue:
6.25%, 12/15/2011, INS: AMBAC	820,000	843,731
6.25%, 12/15/2020, INS: AMBAC	6,975,000	7,756,339
Series P, 6.5%, 6/15/2013	1,150,000	1,212,215
Illinois, Special Assessment Revenue, Metropolitan Pier and Exposition Authority, Series A, Zero Coupon, 12/15/2018, INS: NATL	6,660,000	4,618,910
Joliet, IL, Higher Education Revenue, College Assistance Corp., North Campus Extension Center Project, 6.7%, 9/1/2012, INS: NATL	960,000	1,000,838
Kane Cook & Du Page Counties, IL, School District General Obligation:
Series B, Zero Coupon, 1/1/2012, INS: AGMC	1,300,000	1,279,148
Series B, Zero Coupon, 1/1/2013, INS: AGMC	1,095,000	1,044,882
Lake Cook Kane & McHenry Counties, IL, School District General Obligation, 6.3%, 12/1/2017, INS: AGMC	1,885,000	2,305,996
Lake County, IL, Higher Education Revenue, District No. 117:
Series B, Zero Coupon, 12/1/2013, INS: FGIC, NATL	5,880,000	5,272,184
Series B, Zero Coupon, 12/1/2014, INS: FGIC, NATL	5,985,000	5,106,821
Skokie, IL, Other General Obligation, Park District, Series B, Zero Coupon, 12/1/2011, INS: AMBAC	3,000,000	2,959,890
University Park, IL, Sales & Special Tax Revenue, Governors Gateway Industrial Park, 8.5%, 12/1/2011	330,000	331,419
Will County, IL, County General Obligation:
Series B, Zero Coupon, 12/1/2011, INS: FGIC, NATL	4,145,000	4,116,026
Series B, Zero Coupon, 12/1/2012, INS: FGIC, NATL	2,480,000	2,421,001
Series B, Zero Coupon, 12/1/2013, INS: FGIC, NATL	12,030,000	11,413,944
Series B, Zero Coupon, 12/1/2014, INS: FGIC, NATL	10,255,000	9,407,937
Will County, IL, School District General Obligation, Community Unit School District No. 365-U, Series B, ETM, Zero Coupon, 11/1/2015, INS: AGMC	8,000,000	7,209,840

		457,927,108
Indiana 1.4%
Indiana, Electric Revenue, Municipal Power Agency:
Series B, 5.5%, 1/1/2016, INS: NATL	10,160,000	11,152,124
Series B, 6.0%, 1/1/2012, INS: NATL	1,750,000	1,823,727
Indiana, Finance Authority Hospital Revenue, Deaconess Hospital Obligation, Series A, 6.75%, 3/1/2039	5,230,000	5,548,089
Indiana, Hospital & Healthcare Revenue, Health Facilities Finance Authority, Greenwood Village South Project, 5.625%, 5/15/2028	2,100,000	1,644,405
Indiana, Hospital & Healthcare Revenue, Health Facilities Financing Authority:
Series D, 5.75%, 11/15/2012	4,580,000	4,619,388
ETM, 6.0%, 7/1/2011, INS: NATL	1,445,000	1,470,919
ETM, 6.0%, 7/1/2012, INS: NATL	1,535,000	1,636,981
ETM, 6.0%, 7/1/2013, INS: NATL	1,620,000	1,794,109
ETM, 6.0%, 7/1/2014, INS: NATL	1,720,000	1,963,301
ETM, 6.0%, 7/1/2015, INS: NATL	1,825,000	2,129,854
6.0%, 7/1/2016, INS: NATL	465,000	506,506
ETM, 6.0%, 7/1/2016, INS: NATL	1,470,000	1,787,652
6.0%, 7/1/2017, INS: NATL	490,000	529,146
ETM, 6.0%, 7/1/2017, INS: NATL	1,560,000	1,916,819
6.0%, 7/1/2018, INS: NATL	520,000	560,856
ETM, 6.0%, 7/1/2018, INS: NATL	1,655,000	2,048,145
Indiana, Transportation/Tolls Revenue, Series A, 7.25%, 6/1/2015	2,755,000	3,081,688
Indiana, Transportation/Tolls Revenue, Transportation Authority:
Series A, 5.75%, 6/1/2012, INS: AMBAC	4,550,000	4,720,306
Series A, 7.25%, 6/1/2015	295,000	299,977
Indiana, Transportation/Tolls Revenue, Transportation Finance Authority, Series A, ETM, 5.75%, 6/1/2012, INS: AMBAC	450,000	455,656
St. Joseph County, IN, Educational Facilities Revenue, Notre Dame du Lac Project, 5.0%, 3/1/2036	10,000,000	10,079,300

		59,768,948
Kansas 0.4%
Kansas, Pollution Control Revenue, Development Financing Authority, Series II, 5.5%, 11/1/2017	1,000,000	1,194,540
Kansas, State Department of Transportation Highway Revenue:
Series B-1, 0.19% **, 9/1/2019, SPA: Barclays Bank PLC	400,000	400,000
Series A-2, 0.22% **, 9/1/2014, SPA: US Bank NA	3,400,000	3,400,000
Series A-5, 0.22% **, 9/1/2015, SPA: US Bank NA	8,150,000	8,150,000
Wichita, KS, Hospital Revenue, Facilities Improvement, Series III-A, 5.0%, 11/15/2034	3,590,000	3,385,226

		16,529,766
Kentucky 1.7%
Jeffersontown, KY, Lease Program Revenue, Kentucky League of Cities Funding Trust, 0.23% **, 3/1/2030, LOC: US Bank NA	2,485,000	2,485,000
Kentucky, Economic Development Finance Authority, Health Systems Revenue, Norton Healthcare:
Series C, 5.6%, 10/1/2012, INS: NATL	9,110,000	9,577,707
Series C, 5.7%, 10/1/2013, INS: NATL	5,495,000	5,884,815
Series C, ETM, 5.7%, 10/1/2013, INS: NATL	2,750,000	3,062,207
Series C, 5.8%, 10/1/2014, INS: NATL	3,420,000	3,676,603
Series C, Prerefunded, 5.8%, 10/1/2014, INS: NATL	1,710,000	1,942,988
Series C, 5.85%, 10/1/2015, INS: NATL	3,490,000	3,724,633
Series C, Prerefunded, 5.85%, 10/1/2015, INS: NATL	1,745,000	1,984,990
Series C, 5.9%, 10/1/2016, INS: NATL	4,330,000	4,579,408
Series C, Prerefunded, 5.9%, 10/1/2016, INS: NATL	2,170,000	2,471,218
Kentucky, Economic Development Finance Authority, Hospital Facilities Revenue, Owensboro Medical Health Systems, Series A, 6.5%, 3/1/2045	11,000,000	10,508,630
Kentucky, Economic Development Finance Authority, Louisville Arena Project Revenue, Series A-1, 6.0%, 12/1/2038, INS: AGC	4,500,000	4,596,300
Lexington-Fayette Urban County, KY, Government Industrial Development Revenue, YMCA of Central Kentucky, Inc. Project, 0.28% **, 7/1/2019, LOC: Bank One Kentucky NA	2,900,000	2,900,000
Louisville & Jefferson County, KY, Metropolitan Government Health Systems Revenue, Norton Healthcare, Inc., 5.0%, 10/1/2030	15,000,000	13,427,400

		70,821,899
Louisiana 0.7%
East Baton Rouge, LA, Sewer Commission Revenue, Series A, 5.25%, 2/1/2039	10,000,000	10,047,800
Louisiana, Public Facilities Authority Revenue, Dynamic Fuels LLC Project, 0.2% **, 10/1/2033, LOC: JPMorgan Chase Bank	4,000,000	4,000,000
Louisiana, Public Facilities Authority, Hospital Revenue, Lafayette General Medical Center, 5.5%, 11/1/2040	5,000,000	4,674,600
Louisiana, St. John Baptist Parish Revenue, Marathon Oil Corp., Series A, 5.125%, 6/1/2037	12,000,000	11,095,800

		29,818,200
Maine 0.2%
Maine, Health & Higher Educational Facilities Authority Revenue, Series A, 5.0%, 7/1/2040	9,650,000	9,111,240
Maryland 0.5%
Baltimore, MD, Sales & Special Tax Revenue, Series A, 5.9%, 7/1/2012, INS: FGIC	3,100,000	3,292,045
Maryland, State Economic Development Corp. Revenue, Senior Lien Project, Chesapeake Bay:
Series A, 5.0%, 12/1/2016	1,000,000	836,980
Series A, 5.0%, 12/1/2031	20,000,000	12,604,200
Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health Systems, Series A, 6.75%, 7/1/2039	3,400,000	3,704,674

		20,437,899
Massachusetts 5.0%
Massachusetts, Bay Transportation Authority Revenue, Series B, 6.2%, 3/1/2016	10,000,000	11,206,100
Massachusetts, Higher Education Revenue, College Building Authority Project, Series A, 7.5%, 5/1/2014	5,500,000	6,128,265
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Massachusetts General Hospital, Series F, ETM, 6.25%, 7/1/2012, INS: AMBAC	335,000	343,727
Massachusetts, Industrial Development Revenue, Development Finance Agency, Series A, 7.1%, 7/1/2032	4,520,000	4,090,419
Massachusetts, Port Authority Revenue, ETM, 13.0%, 7/1/2013	630,000	730,334
Massachusetts, Project Revenue, Prerefunded, 9.2%, 12/15/2031, GTY: Harvard Pilgrim HealthCare, Inc.	17,000,000	19,811,630
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Series B, Prerefunded, 9.15%, 12/15/2023, GTY: Harvard Pilgrim HealthCare, Inc.	3,000,000	3,493,620
Massachusetts, Sales & Special Tax Revenue, Federal Highway Grant, Series A, ETM, Zero Coupon, 12/15/2014	27,680,000	26,027,227
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Series B, 5.0%, 1/1/2032	28,800,000	28,285,920
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility, Series A, 5.5%, 11/15/2027	1,680,000	1,024,632
Massachusetts, State Development Finance Agency, Resource Recovery Revenue, SEMASS Partnership:
Series A, 5.625%, 1/1/2015, INS: NATL	4,000,000	4,093,240
Series A, 5.625%, 1/1/2016, INS: NATL	2,750,000	2,812,013
Massachusetts, State Health & Educational Facilities Authority Revenue, Amherst College, Series J-1, 0.22% **, 11/1/2035	4,295,000	4,295,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Boston Medical Center Project, 5.25%, 7/1/2038	18,000,000	15,098,940
Massachusetts, State Health & Educational Facilities Authority Revenue, Massachusetts Institute of Technology, Series K, 5.5%, 7/1/2022	9,000,000	10,969,920
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 5.75%, 7/1/2039	14,285,000	13,961,588
Massachusetts, State Port Authority Special Facilities Revenue, Delta Air Lines, Inc. Project:
Series A, AMT, 5.5%, 1/1/2014, INS: AMBAC	3,000,000	2,888,130
Series A, AMT, 5.5%, 1/1/2015, INS: AMBAC	3,000,000	2,848,170
Series A, AMT, 5.5%, 1/1/2016, INS: AMBAC	3,000,000	2,815,800
Massachusetts, State Water Resource Authority:
Series J, 5.5%, 8/1/2021, INS: AGMC	5,685,000	6,843,432
Series C, 6.0%, 12/1/2011	1,380,000	1,431,722
Massachusetts, Transportation/Tolls Revenue, Turnpike Authority, Series C, Zero Coupon, 1/1/2018, INS: NATL	10,000,000	7,419,800
Massachusetts, Water & Sewer Revenue, Water Authority, Series J, 5.5%, 8/1/2020, INS: AGMC	14,315,000	17,256,017
Massachusetts, Water & Sewer Revenue, Water Resource Authority, Series A, ETM, 6.5%, 7/15/2019 (a)	13,710,000	16,553,728

		210,429,374
Michigan 1.9%
Detroit, MI, School District General Obligation, Series C, 5.25%, 5/1/2014, INS: FGIC	1,000,000	1,054,540
Detroit, MI, Sewer Disposal Revenue:
Series D, 0.803% ***, 7/1/2032, INS: AGMC	6,375,000	4,336,721
Series B, 7.5%, 7/1/2033, INS: AGMC	10,000,000	11,837,100
Detroit, MI, State General Obligation:
Series A-1, 5.375%, 4/1/2016, INS: NATL	2,760,000	2,736,264
Series A-1, 5.375%, 4/1/2018, INS: NATL	3,000,000	2,851,260
Detroit, MI, Water & Sewer Revenue, Series A, Zero Coupon, 7/1/2015, INS: FGIC, NATL	8,710,000	7,368,747
Michigan, State Building Authority Revenue, Facilities Program:
Series H, 5.125%, 10/15/2033	9,755,000	9,320,512
Series I, 6.0%, 10/15/2038	9,000,000	9,350,460
Michigan, State Grant Anticipation Bonds, 5.25%, 9/15/2023, INS: AGMC	7,500,000	7,862,550
Michigan, State Hospital Finance Authority Revenue, MidMichigan Health Obligation Group, Series A, 6.125%, 6/1/2039	4,000,000	4,039,520
Michigan, State Hospital Finance Authority Revenue, Trinity Health, Series A, 6.5%, 12/1/2033	10,000,000	10,584,800
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital, 8.25%, 9/1/2039	7,200,000	8,057,088
Tawas City, MI, Hospital Finance Authority, St. Joseph Health Services, Series A, ETM, 5.6%, 2/15/2013	560,000	579,253

		79,978,815
Minnesota 0.4%
Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, 6.75%, 11/15/2032	6,440,000	6,939,808
University of Minnesota, Higher Education Revenue:
Series A, ETM, 5.75%, 7/1/2017	3,240,000	3,824,917
Series A, ETM, 5.75%, 7/1/2018 (a)	6,760,000	8,028,447

		18,793,172
Mississippi 0.6%
Mississippi, Development Bank Special Obligation, Department of Corrections, Series C, 5.25%, 8/1/2027	13,890,000	14,274,059
Warren County, MS, Gulf Opportunity, International Paper Co.:
Series A, 5.5%, 9/1/2031	5,000,000	4,804,050
Series A, 6.5%, 9/1/2032	7,420,000	7,718,803

		26,796,912
Missouri 0.4%
Cape Girardeau County, MO, Industrial Development Authority, Health Care Facilities Revenue, St. Francis Medical Center, Series A, 5.75%, 6/1/2039	2,150,000	2,143,830
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services, Series C, 5.0%, 2/1/2042	8,240,000	6,856,751
St. Louis, MO, Industrial Development Authority Revenue, Convention Center Hotel, Zero Coupon, 7/15/2016, INS: AMBAC	6,895,000	4,912,756
St. Louis, MO, State General Obligation Lease, Industrial Development Authority, Convention Center Hotel, Zero Coupon, 7/15/2015, INS: AMBAC	4,200,000	3,200,694

		17,114,031
Nebraska 0.1%
Omaha, NE, Public Power District Electric Revenue:
Series A, 5.5%, 2/1/2033	1,000,000	1,050,100
Series A, 5.5%, 2/1/2035	1,000,000	1,041,690
Series A, 5.5%, 2/1/2039	1,000,000	1,035,730

		3,127,520
Nevada 0.0%
Nevada, Director State Department of Business & Industry, Las Vegas Monorail Project:
Zero Coupon, 1/1/2013, INS: AMBAC *	5,000,000	965,500
Second Tier, 7.375%, 1/1/2040 *	15,000,000	30,000

		995,500
New Jersey 2.4%
New Jersey, Economic Development Authority Revenue, Cigarette Tax:
5.5%, 6/15/2031	3,000,000	2,588,490
5.75%, 6/15/2034	2,455,000	2,117,118
New Jersey, Economic Development Authority Revenue, Motor Vehicle Surplus Revenue:
Series A, 5.0%, 7/1/2022, INS: NATL	7,140,000	7,280,230
Series A, 5.0%, 7/1/2023, INS: NATL	8,845,000	8,977,498
New Jersey, Garden State Preservation Trust, Open Space & Farm Land, Series 2005-A, 5.8%, 11/1/2023, INS: AGMC	5,000,000	5,668,750
New Jersey, Industrial Development Revenue, Economic Development Authority, Harrogate, Inc., Series A, 5.875%, 12/1/2026	1,000,000	872,210
New Jersey, State Educational Facilities Authority Revenue, Seton Hall University, Series D, 0.21% **, 7/1/2037, LOC: TD Bank NA	5,000,000	5,000,000
New Jersey, State Transportation Trust Fund Authority, Series A, 5.75%, 6/15/2020, INS: AMBAC	11,000,000	12,407,890
New Jersey, State Transportation Trust Fund Authority, Capital Appreciation, Transportation Systems:
Series A, Zero Coupon, 12/15/2026	54,000,000	20,900,160
Series A, Zero Coupon, 12/15/2028	30,000,000	9,929,700
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series A, 6.0%, 12/15/2038	11,075,000	11,826,106
Series A, Prerefunded, 6.0%, 12/15/2038	5,925,000	7,418,989
New Jersey, State Turnpike Authority Revenue:
Series E, 5.25%, 1/1/2040	5,250,000	5,234,145
Series C-2005, 6.5%, 1/1/2016, INS: AMBAC	1,210,000	1,410,739
Series C-2005, ETM, 6.5%, 1/1/2016, INS: AMBAC	425,000	506,651

		102,138,676
New York 3.2%
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Second General Resolution, Series EE, 5.375%, 6/15/2043	11,250,000	11,428,987
New York, Higher Education Revenue, Dormitory Authority, Series B, 5.25%, 5/15/2019, INS: FGIC	6,000,000	6,549,300
New York, Higher Education Revenue, Dormitory Authority, City University, Series B, 6.0%, 7/1/2014, INS: FGIC	4,840,000	5,171,879
New York, School District General Obligation, Dormitory Authority, City University, Series A, 5.5%, 5/15/2019	1,500,000	1,695,330
New York, Senior Care Revenue, Dormitory Authority, City University, Series A, 5.25%, 5/15/2021	2,000,000	2,188,140
New York, State Agency General Obligation Lease, Urban Development Corp., 5.7%, 4/1/2020	3,600,000	4,066,308
New York, State Dormitory Authority, State Personal Income Tax Revenue:
Series F, 5.0%, 2/15/2035	5,000,000	4,968,800
Series A, 5.0%, 3/15/2038	8,750,000	8,615,862
New York, State General Obligation Lease, Urban Development Corp., State Facilities, 5.6%, 4/1/2015	4,655,000	5,052,956
New York, State General Obligation, Tobacco Settlement Financing Corp., Series A-1, 5.25%, 6/1/2022, INS: AMBAC	12,600,000	13,163,094
New York, State Mortgage Agency, Homeowner Mortgage Revenue, Series 135, AMT, 0.25% **, 4/1/2037, SPA: Dexia Credit Local	6,000,000	6,000,000
New York, State Urban Development Corp. Revenue, Barclays Capital Municipal Trust Receipts, Series 6W, 144A, 0.24% **, 3/15/2037, LIQ: Barclays Bank PLC	2,600,000	2,600,000
New York, Transportation/Tolls Revenue, Transportation Authority, Series E, 5.5%, 11/15/2021, INS: NATL	6,000,000	6,375,240
New York, Water & Sewer Revenue, Environmental Facilities Corp., State Water Pollution Control, Series E, 6.875%, 6/15/2014	4,560,000	4,585,536
New York City, NY, Health & Hospital Corp. Revenue, Health Systems, Series E, 144A, 0.23% **, 2/15/2026, LOC: JPMorgan Chase Bank	4,460,000	4,460,000
New York City, NY, Industrial Development Agency Revenue, Liberty-7, World Trade Center, Series A, 6.25%, 3/1/2015	10,000,000	10,004,700
New York City, NY, Industrial Development Agency, Civic Facility Revenue, New York Psychotherapy & Counseling Center, 0.25% **, 6/1/2038, LOC: JPMorgan Chase Bank	1,000,000	1,000,000
New York City, NY, Industrial Development Agency, Special Facility Revenue, American Airlines, JFK International Airport, AMT, 7.75%, 8/1/2031, GTY: AMR Corp.	9,000,000	9,207,540
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Series FF-2, 5.0%, 6/15/2040	2,270,000	2,233,794
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Second Generation, Series BB, 5.0%, 6/15/2031	9,465,000	9,665,469
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series F-2, 0.27% **, 6/15/2033, SPA: JPMorgan Chase Bank	2,350,000	2,350,000
New York, NY, General Obligation:
Series A-6, 144A, 0.24% **, 8/1/2031, LOC: Landesbank Baden-Wurttemberg	2,200,000	2,200,000
Series I-1, 5.375%, 4/1/2036	7,000,000	7,128,310
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute, Series A, 5.125%, 9/1/2040	2,000,000	1,866,320

		132,577,565
North Carolina 1.5%
Charlotte, NC, Airport Revenue, Series A, 5.5%, 7/1/2034	1,500,000	1,525,080
Charlotte, NC, Core City General Obligation, 5.5%, 8/1/2018	4,165,000	4,552,803
North Carolina, Electric Revenue, 5.25%, 1/1/2020, INS: NATL	4,000,000	4,222,600
North Carolina, Electric Revenue, Eastern Municipal Power Agency:
6.0%, 1/1/2018, INS: AMBAC	8,775,000	10,093,268
Series B, 6.0%, 1/1/2022, INS: NATL	18,775,000	21,463,768
North Carolina, Medical Care Commission, Health Care Facilities Revenue, University Health System, Series D, 6.25%, 12/1/2033	17,000,000	17,805,630
North Carolina, Municipal Power Agency, No. 1 Catawba Electric Revenue, Series A, 5.0%, 1/1/2030	5,410,000	5,469,077

		65,132,226
North Dakota 0.2%
Fargo, ND, Sanford Health Systems Revenue, 6.25%, 11/1/2031	9,260,000	9,490,944
Ohio 1.5%
Akron, OH, Project Revenue, Economic Development, 6.0%, 12/1/2012, INS: NATL	685,000	719,360
Avon, OH, School District General Obligation, 6.5%, 12/1/2015, INS: AMBAC	940,000	1,108,805
Beavercreek, OH, School District General Obligation, Local School District, 6.6%, 12/1/2015, INS: FGIC, NATL	1,500,000	1,712,760
Big Walnut, OH, School District General Obligation, Local School District, Zero Coupon, 12/1/2012, INS: AMBAC	420,000	406,157
Buckeye, OH, Tobacco Settlement Financing Authority, Asset-Backed Turbo:
Series A-2, 5.75%, 6/1/2034	13,275,000	9,117,004
Series A-2, 6.0%, 6/1/2042	7,000,000	4,825,030
Cleveland, OH, Electric Revenue, Public Power Systems Revenue, Series 1, 6.0%, 11/15/2011, INS: NATL	1,050,000	1,091,202
Cleveland, OH, Sales & Special Tax Revenue, Urban Renewal Tax Increment, Rock & Roll Hall of Fame and Museum Project, 6.75%, 3/15/2018	1,000,000	1,000,160
Cuyahoga County, OH, County General Obligation, 5.65%, 5/15/2018	500,000	570,615
Fayette County, OH, School District General Obligation, Rattlesnake Improvement Area Project, 5.9%, 12/1/2013	25,000	25,697
Finneytown, OH, Other General Obligation, Local School District, 6.2%, 12/1/2017, INS: FGIC, NATL	320,000	370,454
Franklin County, OH, Healthcare Facilities Revenue, Presbyterian Services, 5.5%, 7/1/2017	1,000,000	1,000,550
Franklin County, OH, School District General Obligation, 6.5%, 12/1/2013	390,000	424,730
Hilliard, OH, School District General Obligation, Series A, Zero Coupon, 12/1/2012, INS: FGIC, NATL	1,655,000	1,624,118
Huber Heights, OH, Water & Sewer Revenue, Zero Coupon, 12/1/2012, INS: NATL	1,005,000	976,649
Liberty Benton, OH, School District General Obligation, Zero Coupon, 12/1/2014, INS: AMBAC	570,000	517,030
Liberty, OH, School District General Obligation, Zero Coupon, 12/1/2012, INS: FGIC, NATL	255,000	246,919
Lorain County, OH, Lakeland Community Hospital, Inc., ETM, 6.5%, 11/15/2012	235,000	243,897
Lucas County, OH, Hospital Revenue, Promedica Healthcare, Series A, 6.5%, 11/15/2037	6,000,000	6,370,380
North Olmstead, OH, Other General Obligation, 6.2%, 12/1/2011, INS: AMBAC	530,000	545,338
Ohio, Higher Education Revenue, Case Western Reserve University:
6.0%, 10/1/2014	1,000,000	1,139,810
Series B, 6.5%, 10/1/2020	2,250,000	2,652,277
Ohio, School District General Obligation, 6.0%, 12/1/2019, INS: AMBAC	475,000	550,744
Ohio, State Higher Educational Facility Commission Revenue, Summa Health Systems Project:
Series 2010, 5.25%, 11/15/2035, INS: AGMC	7,500,000	7,232,925
Series 2010, 5.5%, 11/15/2030, INS: AGMC	4,000,000	4,029,840
Ohio, State Hospital Facility Revenue, Cleveland Clinic Health System, Series B, 5.5%, 1/1/2039	13,600,000	13,633,184
Springboro, OH, School District General Obligation, Community City School District, 6.0%, 12/1/2011, INS: AMBAC	115,000	118,643
Toledo, OH, Other General Obligation, Macy's Project, Series A, AMT, 6.35%, 12/1/2025, INS: NATL	1,000,000	1,000,810
Wayne, OH, School District General Obligation:
6.45%, 12/1/2011, INS: AMBAC	45,000	46,699
6.6%, 12/1/2016, INS: AMBAC	200,000	231,808
Wooster, OH, School District General Obligation, Zero Coupon, 12/1/2013, INS: AGMC	930,000	878,041

		64,411,636
Oklahoma 0.8%
Oklahoma, State Municipal Power Authority, Supply System Revenue, Series A, 6.0%, 1/1/2038	8,625,000	8,992,080
Oklahoma, Water & Sewer Revenue, McGee Creek Authority, 6.0%, 1/1/2023, INS: NATL	23,125,000	25,065,419

		34,057,499
Pennsylvania 4.2%
Allegheny County, PA, Airport Revenue, Pittsburgh International Airport:
Series A, AMT, 5.75%, 1/1/2013, INS: NATL	9,400,000	9,789,818
Series A-1, AMT, 5.75%, 1/1/2014, INS: NATL	10,500,000	11,030,145
Allegheny County, PA, Hospital Development Authority Revenue, University of Pittsburgh Medical, 5.625%, 8/15/2039	11,800,000	11,529,662
Berks County, PA, Hospital & Healthcare Revenue, Municipal Authority, Reading Hospital & Medical Center Project, 5.7%, 10/1/2014, INS: NATL	700,000	749,455
Delaware Valley, PA, Regional Finance Authority, Local Government Revenue, 5.75%, 7/1/2017	25,000,000	27,657,750
Erie County, PA, Industrial Development Revenue, Pollution Control, Series A, 5.3%, 4/1/2012	1,000,000	1,028,580
Exter Township, PA, School District General Obligation, Zero Coupon, 5/15/2017, INS: FGIC, NATL	3,700,000	2,989,859
Latrobe, PA, Higher Education Revenue, Industrial Development Authority, 5.375%, 5/1/2013	630,000	651,716
Pennsylvania, Core City General Obligation, Regional Finance Authority Local Government, 5.75%, 7/1/2032	28,000,000	27,844,320
Pennsylvania, Sales & Special Tax Revenue, Convention Center Authority, Series A, ETM, 6.0%, 9/1/2019, INS: FGIC	2,200,000	2,629,946
Pennsylvania, State Turnpike Commission Revenue, Series B, 5.75%, 6/1/2039	32,000,000	32,501,120
Pennsylvania, State Turnpike Commission Revenue, Capital Appreciation, Series E, Step-up Coupon, 0% to 12/1/2017, 6.375% to 12/1/2038	40,000,000	26,931,600
Pennsylvania, Water & Sewer Revenue, 5.25%, 11/1/2014, INS: NATL	1,465,000	1,574,699
Philadelphia, PA, Airport Revenue, Series A, 5.0%, 6/15/2035	7,080,000	6,763,170
Philadelphia, PA, Water & Wastewater Revenue:
Series A, 5.25%, 1/1/2032	3,000,000	3,001,680
Series A, 5.25%, 1/1/2036	2,500,000	2,422,275
Pittsburgh, PA, Core City General Obligation, Series A, 5.5%, 9/1/2014, INS: AMBAC	1,050,000	1,111,793
Pittsburgh, PA, Water & Sewer System, ETM, 7.25%, 9/1/2014, INS: FGIC	70,000	78,003
Westmoreland County, PA, Hospital & Healthcare Revenue, Industrial Development Authority, 5.375%, 7/1/2011, INS: AMBAC	1,380,000	1,397,043
Westmoreland County, PA, Project Revenue, Zero Coupon, 8/15/2017, INS: NATL	6,230,000	4,887,248

		176,569,882
Puerto Rico 4.7%
Puerto Rico, Electric Power Authority Revenue:
Series JJ, 5.375%, 7/1/2017, INS: XLCA	8,500,000	9,217,825
Series KK, 5.5%, 7/1/2016, INS: NATL	10,000,000	10,950,900
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A, 5.375%, 8/1/2039	13,650,000	12,631,983
Series A, 6.5%, 8/1/2044	35,000,000	36,470,700
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Convertible Capital Appreciation:
Series A, Step-up Coupon, 0% to 8/1/2016, 6.75% to 8/1/2032	55,000,000	44,535,700
Series A, Step-up Coupon, 0% to 8/1/2019, 6.25% to 8/1/2033	18,020,000	12,297,749
Puerto Rico Commonwealth, General Obligation:
Series A, 5.5%, 7/1/2017, INS: FGIC	6,000,000	6,280,260
Series A, 5.5%, 7/1/2020, INS: NATL	11,250,000	11,592,900
6.0%, 7/1/2014, INS: NATL	10,000,000	10,903,400
6.25%, 7/1/2013, INS: NATL	1,850,000	1,998,018
Puerto Rico Commonwealth, Highway & Transportation Authority Revenue:
Series L, 5.25%, 7/1/2038, INS: AMBAC	24,000,000	20,928,000
5.5%, 7/1/2028, INS: NATL	19,545,000	19,137,487

		196,944,922
Rhode Island 1.3%
Rhode Island, Health & Educational Building Corp., Higher Education Facility Revenue, Brown University, Series A, 5.0%, 9/1/2039	13,000,000	13,067,080
Rhode Island, Health & Educational Building Corp., Higher Education Facility Revenue, University of Rhode Island, Series A, 6.25%, 9/15/2034	10,000,000	10,533,500
Rhode Island, Project Revenue, Convention Center Authority, Series B, 5.25%, 5/15/2015, INS: NATL	22,000,000	23,304,820
Rhode Island, Tobacco Settlement Financing Corp., Series A, 6.125%, 6/1/2032	7,750,000	7,382,495

		54,287,895
South Carolina 1.2%
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, 5.375%, 10/1/2039	7,500,000	7,067,100
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Palmetto Health Alliance:
5.75%, 8/1/2039	1,910,000	1,729,830
Series C, Prerefunded, 7.0%, 8/1/2030	6,885,000	7,858,264
South Carolina, Piedmont Municipal Power Agency, Electric Revenue:
5.5%, 1/1/2012, INS: NATL	2,810,000	2,911,806
Series A, ETM, 6.5%, 1/1/2016, INS: FGIC	430,000	521,401
6.75%, 1/1/2019, INS: FGIC, NATL	2,065,000	2,477,732
ETM, 6.75%, 1/1/2019, INS: FGIC	1,460,000	1,844,053
South Carolina, State Ports Authority Revenue, 5.25%, 7/1/2040	10,195,000	9,941,042
South Carolina, State Public Service Authority Revenue, Santee Cooper:
Series E, 5.0%, 1/1/2040	10,000,000	9,961,500
Series A, 5.375%, 1/1/2028	2,500,000	2,667,700
South Carolina, Tobacco Settlement Revenue Management Authority, Series B, 6.0%, 5/15/2022	2,990,000	3,042,474

		50,022,902
South Dakota 0.1%
South Dakota, State Health & Educational Facilities Authority Revenue, Sanford Health, 5.5%, 11/1/2040	3,000,000	2,982,360
Tennessee 1.2%
Blount County, TN, Public Building Authority, Local Government Public Improvement, Series E-5-B, 0.27% **, 6/1/2042, LOC: Branch Banking & Trust	6,200,000	6,200,000
Jackson, TN, Hospital Revenue, Jackson-Madison Project:
5.5%, 4/1/2033	3,000,000	2,969,580
5.625%, 4/1/2038	4,550,000	4,551,047
5.75%, 4/1/2041	8,675,000	8,714,558
Knox County, TN, Hospital & Healthcare Revenue, Sanders Alliance:
5.75%, 1/1/2014, INS: NATL	2,000,000	2,155,740
6.25%, 1/1/2013, INS: NATL	4,000,000	4,262,720
Shelby County, TN, County General Obligation, Zero Coupon, 8/1/2014	4,965,000	4,676,732
Sullivan County, TN, Health, Educational & Housing Facilities Board, Hospital Revenue, Wellmont Health Systems Project, Series C, 5.25%, 9/1/2036	10,000,000	8,355,500
Tennessee, Energy Acquisition Corp., Gas Revenue:
Series A, 5.25%, 9/1/2019	7,000,000	6,908,930
Series A, 5.25%, 9/1/2021	2,000,000	1,952,700

		50,747,507
Texas 8.8%
Abilene, TX, Senior Care Revenue, Sears Methodist Retirement, Health Facilities Development, Series A, 5.875%, 11/15/2018	2,967,000	2,571,321
Austin, TX, Austin-Bergstrom Landhost Enterprises, Inc., Airport Hotel Project, Series A, 3.375%, 4/1/2027 (b)	21,335,000	12,092,251
Austin, TX, Water & Sewer Revenue, Utility Systems, Zero Coupon, 11/15/2012, INS: AMBAC	13,520,000	13,221,884
Cypress and Fairbanks, TX, School District General Obligation, Cypress-Fairbanks Texas Independent School District:
Series A, Zero Coupon, 2/15/2013	4,840,000	4,728,970
Series A, Zero Coupon, 2/15/2014	6,000,000	5,729,940
Dallas, TX, Single Family Housing Revenue, Zero Coupon, 10/1/2016, INS: NATL	570,000	324,410
Dallas, TX, Waterworks & Sewer Systems Revenue, 5.0%, 10/1/2037	4,600,000	4,633,028
Harris County, TX, County General Obligation, Zero Coupon, 10/1/2017, INS: NATL	3,910,000	3,239,357
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Memorial Hermann Healthcare System, Series B, 7.25%, 12/1/2035	5,000,000	5,430,950
Harris County, TX, Port Houston Authority, Series D-1, 5.0%, 10/1/2035	18,290,000	18,504,542
Houston, TX, Airport Systems Revenue:
Series B, 5.0%, 7/1/2027, INS: FGIC, NATL	21,030,000	21,073,953
Series A, 5.5%, 7/1/2039	10,000,000	10,023,100
Houston, TX, Higher Education Finance Corp. Revenue, Rice University Project, Series A, 5.0%, 5/15/2040	11,185,000	11,311,838
Houston, TX, Utility Systems Revenue, Series A, 5.25%, 5/15/2022, INS: AGMC	30,000,000	32,403,000
Houston, TX, Water & Sewer Revenue, Series C, Zero Coupon, 12/1/2012, INS: AMBAC	4,350,000	4,265,088
North Texas, Tollway Authority Revenue:
Series C, 5.25%, 1/1/2044	20,000,000	17,701,400
First Tier, Series A, 5.625%, 1/1/2033	6,500,000	6,391,190
Second Tier, Series F, 5.75%, 1/1/2033	12,210,000	11,796,814
Second Tier, Series F, 5.75%, 1/1/2038	16,500,000	15,553,890
First Tier, 6.0%, 1/1/2043	30,000,000	29,744,400
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare, 5.625%, 8/15/2035	10,000,000	9,862,500
Texas, Dallas/Fort Worth International Airport Revenue:
Series A, 5.25%, 11/1/2038	20,000,000	19,264,400
Series A, AMT, 5.5%, 11/1/2019, INS: NATL	20,000,000	20,921,200
Texas, Electric Revenue:
Zero Coupon, 9/1/2017, INS: NATL	5,880,000	4,660,312
ETM, Zero Coupon, 9/1/2017, INS: NATL	120,000	101,711
Texas, Electric Revenue, Municipal Power Agency, Zero Coupon, 9/1/2016, INS: NATL	18,300,000	15,363,948
Texas, Lower Colorado River Authority, Transmission Contract Revenue, LCRA Transmission Services, 5.0%, 5/15/2040	20,000,000	18,829,200
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue:
Series B, 0.902% ***, 12/15/2026	19,800,000	13,989,294
Series D, 6.25%, 12/15/2026	20,000,000	20,669,000
Texas, Municipal Power Agency, ETM, Zero Coupon, 9/1/2016, INS: NATL	375,000	332,295
Texas, Other General Obligation, 7.0%, 9/15/2012	2,354,896	2,389,889
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue:
5.5%, 8/1/2021	5,575,000	5,660,074
5.5%, 8/1/2025	2,750,000	2,735,810
Texas, Southwest Higher Education Authority, Inc., Southern Methodist University Project, 5.0%, 10/1/2035	2,400,000	2,361,504

		367,882,463
Utah 0.0%
Provo, UT, Electric Revenue, Series A, ETM, 10.375%, 9/15/2015, INS: AMBAC	880,000	1,076,839
Salt Lake City, UT, Core City General Obligation, 5.75%, 6/15/2014	25,000	25,116
Salt Lake City, UT, Hospital & Healthcare Revenue, IHC Hospitals, Inc., 6.15%, 2/15/2012	200,000	208,886
Utah, Electric Revenue, Intermountain Power Agency, Series A, ETM, 5.0%, 7/1/2012, INS: NATL	540,000	542,079

		1,852,920
Virginia 0.6%
Roanoke, VA, Hospital & Healthcare Revenue, Industrial Development Authority, Roanoke Memorial Hospital, Series B, ETM, 6.125%, 7/1/2017, INS: NATL	5,500,000	6,479,330
Virginia Beach, VA, Hospital & Healthcare Revenue, Development Authority Hospital Facility First Mortgage, 5.125%, 2/15/2018, INS: AMBAC	3,000,000	3,263,760
Washington County, VA, Industrial Development Authority, Hospital Facility Revenue, Mountain States Health Alliance, Series C, 7.75%, 7/1/2038	7,760,000	8,542,674
Winchester, VA, Hospital & Healthcare Revenue, Industrial Development Authority, 5.5%, 1/1/2015, INS: AMBAC	4,680,000	5,034,042

		23,319,806
Washington 1.8%
Chelan County, WA, Electric Revenue, Public Utilities, Columbia River Rock, Zero Coupon, 6/1/2014, INS: NATL	12,685,000	11,799,968
Clark County, WA, School District General Obligation, Zero Coupon, 12/1/2017, INS: FGIC, NATL	6,725,000	5,383,968
Port Seattle, WA, Airport Revenue, Series B, AMT, 6.0%, 2/1/2014, INS: NATL	4,000,000	4,411,240
Washington, State General Obligation:
Series 5, Zero Coupon, 1/1/2017, INS: FGIC, NATL	4,535,000	3,855,067
Series B, 5.0%, 2/1/2033	5,000,000	5,060,300
Series 2011A, 5.0%, 8/1/2033	20,000,000	20,368,000
Washington, State Health Care Facilities Authority Revenue, Series C, 5.375%, 8/15/2028, INS: Radian	5,240,000	4,814,040
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, Series A, 6.125%, 8/15/2037	7,035,000	6,789,549
Washington, State Health Care Facilities Authority, Swedish Health Services, Series A, 6.75%, 11/15/2041 (c)	12,175,000	12,609,404

		75,091,536
Wisconsin 1.9%
Milwaukee County, WI, Series A, ETM, Zero Coupon, 12/1/2011, INS: FGIC	220,000	219,102
Milwaukee County, WI, Airport Revenue, Series A, 5.0%, 12/1/2034	7,000,000	6,555,990
Wisconsin, Hospital & Healthcare Revenue, Health & Education Facilities Authority:
Series B, ETM, 6.25%, 1/1/2022, INS: AMBAC	3,760,000	4,501,735
Series C, ETM, 6.25%, 1/1/2022, INS: AMBAC	6,570,000	7,952,525
Series AA, ETM, 6.5%, 6/1/2011, INS: NATL	2,820,000	2,864,190
Series AA, ETM, 6.5%, 6/1/2012, INS: NATL	3,000,000	3,220,260
Wisconsin, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Aurora Health Care, Inc., 6.875%, 4/15/2030	14,000,000	14,324,380
Wisconsin, State Health & Educational Facilities Authority Revenue, Aurora Health Care, Inc., Series A, 5.6%, 2/15/2029	17,105,000	16,838,333
Wisconsin, State Health & Educational Facilities Authority Revenue, Prohealth Care, Inc. Obligation Group, 6.625%, 2/15/2039	7,335,000	7,692,581
Wisconsin, State Health & Educational Facilities Authority Revenue, SSM Health Care Corp., Series A, 5.25%, 6/1/2034	2,000,000	1,872,420
Wisconsin, State Health & Educational Facilities Authority Revenue, Thedacare, Inc., Series A, 5.5%, 12/15/2038	13,235,000	12,636,249

		78,677,765

Total Municipal Bonds and Notes (Cost $3,859,368,652)		3,968,360,470
Municipal Inverse Floating Rate Notes (d) 13.9%
California 2.8%
California, San Francisco Bay Area Toll Authority, Toll Bridge Revenue, Series F, 5.0%, 4/1/2031 (e)	10,700,000	10,734,665
Trust: California, Bay Area Toll Authority, Toll Bridge Revenue, Series 1962-4, 144A, 13.408%, 4/1/2031, Leverage Factor at purchase date: 3 to 1
California, State Department of Water Resources Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2023 (e)	5,236,056	5,638,879
California, State Department of Water Resources Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2024 (e)	3,742,268	4,030,169
California, State Department of Water Resources Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2025 (e)	3,118,557	3,358,474
Trust: California, State Department of Water Resources Revenue, Series 2705, 144A, 12.593%, 12/1/2023, Leverage Factor at purchase date: 3 to 1
California, University of California Revenues, Series O, 5.25%, 5/15/2039 (e)	15,620,000	15,493,634
Trust: California, University of California Revenues, Series 3368-2, 144A, 18.570%, 5/15/2039, Leverage Factor at purchase date: 4 to 1
Los Angeles, CA, Waste Water System Revenue, Series A, 5.375%, 6/1/2039 (e)	30,000,000	30,639,000
Trust: Los Angeles, CA, Series 3371-2, 144A, 19.07%, 6/1/2039, Leverage Factor at purchase date: 4 to 1
Los Angeles, CA, Community College District, Election of 2008, Series A, 6.0%, 8/1/2033 (e)	30,000,000	32,157,900
Trust: Los Angeles, CA, Community College District, Series R-11728, 144A, 26.92%, 8/1/2033, Leverage Factor at purchase date: 5 to 1
San Francisco, CA, Bay Area Rapid Transportation District, Election of 2004, Series B, 5.0%, 8/1/2032 (e)	14,997,001	15,231,001
Trust: San Francisco, CA, Bay Area Rapid Transportation District, Series 3161, 144A, 13.357%, 8/1/2032, Leverage Factor at purchase date: 3 to 1

		117,283,722
District of Columbia 0.6%
District of Columbia, Income Tax Revenue, Series A, 5.5%, 12/1/2030 (e)	22,000,000	23,716,660
Trust: District of Columbia, Series 3369, 144A, 19.57%, 12/1/2030, Leverage Factor at purchase date: 4 to 1
Florida 1.6%
Florida, State Turnpike Authority Revenue, Department of Transportation, Series A, 5.0%, 7/1/2021 (e)	30,130,000	32,617,393
Trust: Florida, State Turnpike Authority Revenue, Series 2514, 144A, 42.523%, 7/1/2021, Leverage Factor at purchase date: 10 to 1
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2023, INS: AGMC (e)	3,740,000	3,764,400
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2024, INS: AGMC (e)	3,915,000	3,940,542
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2025, INS: AGMC (e)	4,122,500	4,149,395
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2026, INS: AGMC (e)	4,317,500	4,345,667
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2032, INS: AGMC (e)	16,470,000	16,577,450
Trust: Miami-Dade County, FL, Series 2008-1160, 144A, 9.111%, 7/1/2023, Leverage Factor at purchase date: 2 to 1

		65,394,847
Louisiana 0.2%
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2033 (e)	3,023,487	3,017,620
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2034 (e)	3,300,848	3,294,442
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2035 (e)	3,663,166	3,656,058
Trust: Louisiana, State Gas & Fuels Tax Revenue, Series 3806, 144A, 9.208%, 5/1/2033, Leverage Factor at purchase date: 2 to 1

		9,968,120
Massachusetts 1.8%
Massachusetts, State Development Finance Agency Revenue, Harvard University, Series B-2, 5.25%, 2/1/2034 (e)	20,000,000	21,214,000
Trust: Massachusetts, State Development Finance Agency Revenue, Harvard University, Series 4691, 144A, 9.83%, 2/1/2034, Leverage Factor at purchase date: 2 to 1
Massachusetts, State General Obligation, Series A, 5.0%, 8/1/2027 (e)	7,825,000	8,050,710
Massachusetts, State General Obligation, Series A, 5.0%, 8/1/2033 (e)	3,000,000	3,086,534
Massachusetts, State General Obligation, Series A, 5.0%, 8/1/2038 (e)	2,750,000	2,829,323
Trust: Massachusetts, State General Obligation, Series 2008-1203, 144A, 14.582%, 8/1/2027, Leverage Factor at purchase date: 3 to 1
Massachusetts, State General Obligation, Series C, 5.0%, 8/1/2026, INS: AGMC (e)	20,000,000	20,840,900
Trust: Massachusetts, State General Obligation, Series 2022-1, 144A, 41.72%, 8/1/2026, Leverage Factor at purchase date: 10 to 1
Massachusetts, State General Obligation, Series C, 5.0%, 8/1/2027, INS: AGMC (e)	20,000,000	20,840,900
Trust: Massachusetts, State General Obligation, Series 2022-2, 144A, 41.72%, 8/1/2027, Leverage Factor at purchase date: 10 to 1

		76,862,367
Nevada 1.6%
Clark County, NV, General Obligation, 5.0%, 6/1/2028 (e)	6,252,645	6,324,170
Clark County, NV, General Obligation, 5.0%, 6/1/2029 (e)	6,565,277	6,640,379
Clark County, NV, General Obligation, 5.0%, 6/1/2030 (e)	6,372,122	6,445,015
Trust: Clark County, NV, General Obligation, Series 3158, 144A, 13.353%, 6/1/2028, Leverage Factor at purchase date: 3 to 1
Clark County, NV, School District, Series C, 5.0%, 6/15/2021 (e)	16,118,519	16,854,136
Clark County, NV, School District, Series C, 5.0%, 6/15/2022 (e)	16,841,398	17,610,006
Clark County, NV, School District, Series C, 5.0%, 6/15/2023 (e)	10,876,807	11,373,202
Trust: Clark County, NV, School Improvements, Series 2008-1153, 144A, 9.111%, 6/15/2021, Leverage Factor at purchase date: 2 to 1

		65,246,908
New York 1.2%
New York, State Dormitory Authority Revenues, Columbia University, 5.0%, 7/1/2038 (e)	27,925,000	28,377,907
Trust: New York, State Dormitory Authority Revenues, Secondary Issues, Series R-11722-1, 144A, 17.681%, 7/1/2038, Leverage Factor at purchase date: 4 to 1
New York, NY, General Obligation, Series C-1, 5.0%, 10/1/2024, INS: AGMC (e)	19,425,000	20,390,562
Trust: New York, NY, Series 2008-1131, 144A, 9.122%, 10/1/2024, Leverage Factor at purchase date: 2 to 1

		48,768,469
North Carolina 0.5%
North Carolina, Capital Facilities Finance Agency Revenue, Duke University Project, Series B, 5.0%, 10/1/2038, INS: AGMC (e)	20,000,000	20,124,800
Trust: North Carolina, Capital Facilities Finance Agency Revenue, Duke University Project, Series 3333, 144A, 17.54%, 10/1/2038, Leverage Factor at purchase date: 4 to 1
Ohio 0.8%
Columbus, OH, General Obligation, Series A, 5.0%, 9/1/2021 (e)	8,725,000	9,606,075
Columbus, OH, General Obligation, Series A, 5.0%, 9/1/2022 (e)	8,725,000	9,606,076
Trust: Columbus, OH, General Obligation, Series 2365, 144A, 17.62%, 9/1/2021, Leverage Factor at purchase date: 4 to 1
Ohio, State Higher Educational Facilities Community Revenue, Cleveland Clinic Health, Series A, 5.125%, 1/1/2028 (e)	6,032,233	5,963,371
Ohio, State Higher Educational Facilities Community Revenue, Cleveland Clinic Health, Series A, 5.25%, 1/1/2033 (e)	10,287,087	10,169,652
Trust: Ohio, State Higher Educational Revenue, Series 3139, 144A, 14.219%, 1/1/2018, Leverage Factor at purchase date: 3 to 1

		35,345,174
Tennessee 1.6%
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2027 (e)	21,793,305	22,919,057
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-3, 144A, 17.625%, 1/1/2027, Leverage Factor at purchase date: 4 to 1
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2026 (e)	20,800,000	22,052,368
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-2, 144A, 17.63%, 1/1/2026, Leverage Factor at purchase date: 4 to 1
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2028 (e)	21,610,075	22,620,739
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-4, 144A, 17.638%, 1/1/2028, Leverage Factor at purchase date: 4 to 1

		67,592,164
Texas 1.2%
Dallas, TX, Water Works & Sewer Systems Revenue, 5.0%, 10/1/2035 (e)	10,000,000	10,125,000
Trust: Dallas, TX, Water Works & Sewer Systems Revenue, Series 3742, 144A, 9.21%, 10/1/2035, Leverage Factor at purchase date: 2 to 1
Harris County, TX, Flood Control District, Series A, 5.0%, 10/1/2034 (e)	5,500,000	5,598,340
Trust: Harris County, TX, Flood Control District, Series 4692, 144A, 9.33%, 10/1/2034, Leverage Factor at purchase date: 2 to 1
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2022 (e)	3,000,000	3,155,248
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2027 (e)	7,425,000	7,809,238
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2028 (e)	6,540,000	6,878,440
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2029 (e)	7,000,000	7,362,244
Trust: San Antonio, TX, Series 2008-1150, 144A, 9.112%, 2/1/2022, Leverage Factor at purchase date: 2 to 1
Texas, Water Development Board Revenue, Series B, 5.25%, 7/15/2026 (e)	10,000,000	10,711,900
Trust: Texas, Water Development Board, Series 2008-1173, 144A, 18.33%, 7/15/2026, Leverage Factor at purchase date: 4 to 1

		51,640,410

Total Municipal Inverse Floating Rate Notes (Cost $578,470,540)		581,943,641

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $4,437,839,192) †	108.5	4,550,304,111
Other Assets and Liabilities, Net	(8.5)	(355,629,832)

Net Assets	100.0	4,194,674,279

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest.
The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Acquisition Cost ($)	Value ($)
Nevada, Director State Department of Business & Industry, Las Vegas Monorail Project	Zero Coupon	1/1/2013	5,000,000	2,983,584	965,500
Nevada, Director State Department of Business & Industry, Las Vegas Monorail Project, Second Tier	7.375%	1/1/2040	15,000,000	14,314,437	30,000
Austin, TX, Austin-Bergstrom Landhost Enterprises, Inc., Airport Hotel Project, Series A (b)	3.375%	4/1/2027	21,335,000	21,337,200	12,092,251
				38,635,221	13,087,751

**
Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of February 28, 2011.

***
These securities are shown at their current rate as of February 28, 2011.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

†
The cost for federal income tax purposes was $4,428,622,395.  At February 28, 2011, net unrealized appreciation for all securities based on tax cost was $121,681,716.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $217,957,154 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $96,275,438.

(a) At February 28, 2011, this security has been pledged, in whole or in part, as collateral for open interest rate swap contracts.
(b) Partial interest paying security. The rate shown represents 50% of the original coupon rate.
(c) When-issued security.
(d) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.
(e) Security forms part of the below tender option bond trust. Principal Amount and Value shown take into account the leverage factor.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
FGIC: Financial Guaranty Insurance Co.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Radian: Radian Asset Assurance, Inc.
SPA: Standby Bond Purchase Agreement
XLCA: XL Capital Assurance

At February 28, 2011, open interest swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)		Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

5/11/2011 1/11/2014	240,000,000	1	Fixed — 2.351%	Floating — LIBOR	(5,777,587)	—	(5,777,587)
5/12/2011 1/12/2014	240,000,000	1	Fixed — 2.345%	Floating — LIBOR	(5,726,424)	—	(5,726,424)
5/25/2011 5/25/2023	36,000,000	1	Fixed — 3.724%	Floating — LIBOR	486,358	—	486,358
5/18/2011 6/2/2027	49,000,000	1	Fixed — 4.238%	Floating — LIBOR	(806,712)	—	(806,712)
8/3/2011 8/3/2027	9,800,000	1	Fixed — 3.712%	Floating — LIBOR	542,984	—	542,984
5/19/2011 2/7/2028	47,500,000	1	Fixed — 4.167%	Floating — LIBOR	(219,653)	—	(219,653)
5/23/2011 5/21/2028	29,000,000	1	Fixed — 3.869%	Floating — LIBOR	988,149	—	988,149
6/29/2010 6/29/2029	5,150,000	2	Fixed — 4.397%	Floating — LIBOR	(238,805)	—	(238,805)
3/8/2011 3/8/2030	9,750,000	3	Fixed — 4.612%	Floating — LIBOR	(639,537)	—	(639,537)
10/29/2010 10/30/2031	13,000,000	1	Fixed — 4.35%	Floating — LIBOR	(549,922)	—	(549,922)
10/30/2010 10/31/2031	16,000,000	3	Fixed — 4.354%	Floating — LIBOR	(684,723)	—	(684,732)
Total net unrealized depreciation on open interest rate swaps							(12,625,881)

Counterparties:
1	JPMorgan Chase Securities, Inc.
2	Citigroup, Inc.
3	The Goldman Sachs & Co.
LIBOR: London InterBank Offered Rate

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds and Notes(f)	$—	$4,550,304,111	$—	$4,550,304,111
Derivatives(g)	—	2,017,491	—	2,017,491
Total	$—	$4,552,321,602	$—	$4,552,321,602
Liabilities
Derivatives(g)	$—	$(14,643,372)	$—	$(14,643,372)
Total	$—	$(14,643,372)	$—	$(14,643,372)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended February 28, 2011.
(f)	See Investment Portfolio for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open interest rate swap contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of February 28, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps
Interest Rate Contracts	$(12,625,881)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Managed Municipal Bond Fund, a series of DWS Municipal Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	April 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	April 18, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 18, 2011